Organization and Principal Activities - Schedule of Amounts and Balances of VIE Included in Consolidated Financial Statements After Elimination of Intercompany Balances and Transactions (Parenthetical) (Detail) - USD ($)
$ in Thousands
	Dec. 31, 2017	Dec. 31, 2016
Variable Interest Entity [Line Items]
Allowance for doubtful accounts	$ 90	$ 0
Beijing Momo Technology Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Allowance for doubtful accounts	$ 90	$ 0